S000019853 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	293 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	7.35%	6.86%	7.33%
Performance Inception Date				May 03, 2010
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	7.07%	6.60%	7.06%
Performance Inception Date				May 03, 2010
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	6.73%	7.20%
Performance Inception Date					Aug. 14, 2001